Investment in Securities (Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Available-for-sale debt securities, amortized cost
Due within one year	¥ 75,103
Due after one to five years	305,405
Due after five to ten years	378,144
Due after ten years	1,730,206
Available-for-sale debt securities, Amortized cost	2,488,858	¥ 2,276,425
Available-for-sale debt securities, fair value
Due within one year	75,662
Due after one to five years	305,832
Due after five to ten years	364,070
Due after ten years	1,489,044
Available-for-sale debt securities	2,234,608	2,174,891
Held-to-maturity debt securities, amortized cost
Due after five to ten years	28,658
Due after ten years	86,101
Held-to-maturity securities, Amortized cost	114,759	¥ 114,312
Held-to-maturity debt securities, fair value
Due after five to ten years	32,204
Due after ten years	97,474
Held-to-maturity securities, fair value	¥ 129,678